FAIR VALUE CHANGES	6 Months Ended
Jun. 30, 2021
Fair Value Measurement [Abstract]
Fair value changes	RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
a)    Risk Management
The company’s activities expose it to a variety of financial risks, including market risk (i.e., commodity price risk, interest rate risk, and foreign currency risk), credit risk and liquidity risk. We use financial instruments primarily to manage these risks.
There have been no other material changes to the company’s financial risk exposure or risk management activities since December 31, 2020. Please refer to Note 26 of the December 31, 2020 audited consolidated financial statements for a detailed description of the company’s financial risk exposure and risk management activities.
b)    Financial Instruments
The following table lists the company’s financial instruments by their respective classification as at June 30, 2021 and December 31, 2020:

	2021		2020
AS AT JUN. 30, 2021 AND DEC. 31, 2020 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$10,459	$10,459	$9,933	$9,933
Other financial assets
Government bonds	2,308	2,308	2,651	2,651
Corporate bonds	3,179	3,179	3,599	3,599
Fixed income securities and other	2,527	2,527	2,270	2,270
Common shares and warrants	8,442	8,442	6,514	6,514
Loans and notes receivable	2,560	2,560	2,696	2,696
	19,016	19,016	17,730	17,730
Accounts receivable and other	13,793	13,793	13,672	13,672
	$43,268	$43,268	$41,335	$41,335
Financial liabilities
Corporate borrowings	$9,145	$10,180	$9,077	$10,540
Non-recourse borrowings of managed entities
Property-specific borrowings	134,215	136,488	128,556	131,099
Subsidiary borrowings	8,911	9,292	10,768	11,085
	143,126	145,780	139,324	142,184
Accounts payable and other	42,235	42,235	41,117	41,117
Subsidiary equity obligations	3,478	3,478	3,699	3,699
	$197,984	$201,673	$193,217	$197,540
c)    Fair Value Hierarchy Levels
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2021			2020
AS AT JUN. 30, 2021 AND DEC. 31, 2020 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$175	$2,133	$—	$7	$2,644	$—
Corporate bonds	516	2,042	402	192	2,764	286
Fixed income securities and other	753	1,212	562	867	912	491
Common shares and warrants	6,516	742	1,184	4,548	577	1,389
Loans and notes receivables	—	—	20	—	42	68
Accounts receivable and other	49	1,803	89	50	1,581	135
	$8,009	$7,932	$2,257	$5,664	$8,520	$2,369
Financial liabilities
Accounts payable and other	$179	$5,076	$689	$75	$5,090	$724
Subsidiary equity obligations	—	86	1,383	—	77	1,380
	$179	$5,162	$2,072	$75	$5,167	$2,104
During the three and six months ended June 30, 2021, there were no transfers between Level 1, 2 or 3.
Fair values of financial instruments are determined by reference to quoted bid or ask prices, as appropriate. If bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2021	Valuation Techniques and Key Inputs
Derivative assets/Derivative liabilities (accounts receivable/accounts payable)	$ 1,803 / (5,076)	Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

		Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data
Other financial assets	6,129	Valuation models based on observable market data
Redeemable fund units (subsidiary equity obligations)	(86)	Aggregated market prices of underlying investments
Fair values determined using valuation models requiring the use of unobservable inputs (Level 3 financial assets and liabilities) include assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those unobservable inputs, the company uses observable external market inputs such as interest rate yield curves, currency rates and price and rate volatilities, as applicable, to develop assumptions regarding those unobservable inputs.
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2021	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$562	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Corporate bonds	402	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	1,184	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,383)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	89 / (689)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the periods ended June 30, 2021:

	Three Months Ended		Six Months Ended
AS AT AND FOR THE PERIODS ENDED JUN. 30, 2021 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of period	$2,390	$1,994	$2,369	$2,104
Fair value changes in net income	77	32	114	2
Fair value changes in other comprehensive income[1]	76	46	(13)	19
Additions, net of disposals	(286)	—	(213)	(53)
Balance, end of period	$2,257	$2,072	$2,257	$2,072
1.Includes foreign currency translation.
FAIR VALUE CHANGES
Fair value changes recorded in net income represent gains or losses arising from changes in the fair value of assets and liabilities, including derivative financial instruments, accounted for using the fair value method and are comprised of the following:

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Three Months Ended		Six Months Ended
	2021	2020	2021	2020
Investment properties	$880	$(797)	$1,707	$(679)
Transaction related expenses, net of gains	(282)	224	999	—
Financial contracts	138	(64)	653	94
Impairment and provisions	(149)	(325)	(384)	(550)
Other fair value changes	(210)	(191)	(504)	(432)
	$377	$(1,153)	$2,471	$(1,567)